Off-balance sheet commitments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Offbalance Sheet Commitments [Abstract]
Commitments to extend credit	[1]	R$ 228,113,067	R$ 203,927,816
Financial guarantees	[2]	72,870,964	78,867,348
Letters of credit for imports		361,593	294,229
Total		R$ 301,345,624	R$ 283,089,393

[1]	Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts;
[2]	Refers to guarantees mostly provided for Corporate customers.